Financial Assets and Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Assets and Other Non-current Assets	Financial assets and other non-current assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Non-current financial assets (Note 16)	6,361	6,639
Investments	479	457
Long-term receivables for indirect taxes	299	187
Other long-term credits	890	252
Deposits and guarantees	1,254	1,633
Trade receivables	752	551
Receivables for subleases	27	15
Impairment of trade receivables	(112)	(122)
Derivative financial assets (Note 19)	2,772	3,666
Other non-current assets	986	631
Contractual assets (Note 23)	209	145
Deferred expenses (Note 23)	555	331
Prepayments	222	155
Total	7,347	7,270
Non-current financial assets
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2021 and 2020, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/19	600	188	353	1,285	719	12	(154)
Additions	10	285	40	52	666	10	(23)
Disposals	(13)	(8)	(24)	(159)	(233)	—	16
Translation differences	(3)	(55)	(22)	(219)	(66)	(1)	24
Fair value adjustments and financial updates	(137)	4	(4)	12	2	—	—
Transfers and other	—	(227)	(91)	662	(537)	(6)	15
Balance at 12/31/20	457	187	252	1,633	551	15	(122)
Additions	9	197	686	195	540	11	(6)
Disposals	(41)	(76)	(6)	(30)	(272)	—	45
Translation differences	—	(2)	(9)	9	—	—	(2)
Fair value adjustments and financial updates	56	—	14	8	(2)	—	—
Transfers and other	(2)	(7)	(47)	(561)	(65)	1	(27)
Balance at 12/31/21	479	299	890	1,254	752	27	(112)
Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
The Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 232 million euros (178 million euros at December 31, 2020), representing 0.66% of its share capital at December 31, 2021 (same percentage at December 31, 2020).
At December 31, 2021, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 80 million euros (same percentage at December 31, 2020, valued at 85 million euros).

At December 31, 2021, Telefónica maintained a 9.03% stake in the share capital of Promotora de Informaciones, S.A. (Prisa), valued at 36 million euros (same percentage at December 31, 2020 valued at 57 million euros).
Long-term receivables for indirect taxes

During 2018 two final decisions in favor of Telefónica Brazil were passed, which recognized the right to deduct the state tax on goods and services (ICMS) from the calculation basis of the Social Integration Program-PIS (Programa de Integração Social) and the Financing of Social Security-COFINS (Contribuição para Financiamento da Seguridade Social). These decisions cover the period from September 2003 to June 2017, and the period from July 2004 to June 2013.
Once the values were determined, Telefónica Brazil presented to the tax authorities a refund request for the payments of PIS/COFINS affected by the judicial decision, together with the corresponding default interest.
At December 31, 2019 the credits pending compensation amounted to 2,046 million Brazilian reals (452 million euros at the closing exchange rate for 2019) and it was recorded under current assets. In 2020, new final decisions in favor of Telefonica Brazil were passed, which covered the periods from November 2001 to March 2016 and from July 2002 to August 2003. The Company recognized the corresponding credits amounting to 932 million Brazilian reals (160 million euros at an average exchange rate of 2020). The impact on the consolidated income statement amounted to 436 million Brazilian reals (75 million euros), reducing the “Taxes” item under “Other expenses” (see Note 26), and 496 million Brazilian reals (85 million euros) under “Finance income” (see Note 19).
At December 31, 2020 these credits were totally compensated.
On May 13, 2021 the Supreme Court of Brazil concluded the judgment related to the exclusion of the ICMS tax (state tax on goods and services) in the PIS/COFINS (Contribuição para Financiamento da Seguridade Social) tax base. In 2021, 2,269 million Brazilian reals (356 million euros at the average exchange rate of 2020) have been registered under "Tax receivables" of the statement of financial position (see Note 25).
Other long-term credits
This line item includes long-term financial assets of Telefónica Germany amounting to 85 million euros and 69 million euros at December 31, 2021 and 2020, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
"Additions" in 2021 includes the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire"). These notes are deposited in a securities account owned by Telefónica, S.A. with a notional of 1,000 million dollars of which 295 million euros are registered as "Other long-term credits" and 591 million euros are registered as "other current financial assets" (see Note 15).
Additionally, Telxius recorded additions amounting to 246 million euros associated with the collection right arising with American Tower Corporation as a result of the sale of the telecommunications towers division in Europe (Spain and Germany) in June 2021.
"Transfers and others" in 2020 includes transfer of other long-term credits of Telefónica UK to "Non-current assets and disposal groups held for sale" amounting to 86 million euros (see Note 30).
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 431 million euros (see Note 24) at December 31, 2021 (434 million euros at December 31, 2020).
At December 31, 2021, there were deposits related to the collateral guarantees on derivatives (CSA) signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 564 million euros of which 279 million euros cross currency swap (1,076 million euros at December 31, 2020 that included 716 million euros related to cross currency swap).
In relation with collateral contracts, in 2021 there is an additional guarantee of 166,678 bonds issued by Telefónica Emisiones, S.A.U. deposited in a securities account owned by Telefónica, S.A. with a notional of 173 million euros at December 31, 2021 (206,919 bonds for a nominal amount of 194 million euros at December 31, 2020).
Pursuant to a bank deposit made by Telefónica, S.A. amounting to 1,000 million euros and a loan granted by a different financial entity by the same amount, there are 940,500 bonds issued by the Italian government, received and granted to the aforementioned financial entities related to the deposit and loan described, with a notional amount of 941 million euros as of December 31, 2021.
The vast majority of deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
Trade receivables
At December 31, 2021 includes Telefónica Germany trade receivables at fair value through other comprehensive income for an amount of 269 million euros (157 million euros as of December 31, 2020, see Note 16).
"Transfers and others" in 2020 includes transfer of trade receivables of Telefónica United Kingdom to "Non-current assets and disposal groups held for sale" amounting to 178 million euros (see Note 30).
The breakdown of financial assets of the Telefónica Group at December 31, 2021 is as follows:

December 31, 2021
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	506	—	269	452	2,301	380	3,148	—	2,833	6,361	6,361
Investments	27	—	—	452	—	372	107	—	—	479	479
Credits and other financial assets	8	—	—	—	—	8	—	—	1,181	1,189	1,189
Deposits and guarantees	—	—	—	—	—	—	—	—	1,254	1,254	1,254
Derivative instruments	471	—	—	—	2,301	—	2,772	—	—	2,772	2,772
Trade receivables	—	—	269	—	—	—	269	—	483	752	640
Trade receivables for subleases	—	—	—	—	—	—	—	—	27	27	27
Impairment of trade receivables	—	—	—	—	—	—	—	—	(112)	(112)	—
Current financial assets	218	1	956	—	908	160	1,923	—	17,235	19,318	19,318
Trade receivables (Note 14)	1	—	917	—	—	—	918	—	8,516	9,434	6,903
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,531)	(2,531)	—
Other financial assets (Note 15)	217	1	39	—	908	160	1,005	—	2,670	3,835	3,835
Cash and cash equivalents	—	—	—	—	—	—	—	—	8,580	8,580	8,580
Total	724	1	1,225	452	3,209	540	5,071	—	20,068	25,679	25,679
The breakdown of financial assets of the Telefónica Group at December 31, 2020 was as follows:

December 31, 2020
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	750	—	157	424	2,958	359	3,930	—	2,350	6,639	6,639
Investments	33	—	—	424	—	350	107	—	—	457	457
Credits and other financial assets	9	—	—	—	—	9	—	—	430	439	439
Deposits and guarantees	—	—	—	—	—	—	—	—	1,633	1,633	1,633
Derivative instruments	708	—	—	—	2,958	—	3,666	—	—	3,666	3,666
Trade receivables	—	—	157	—	—	—	157	—	394	551	429
Trade receivables for subleases	—	—	—	—	—	—	—	—	15	15	15
Impairment of trade receivables	—	—	—	—	—	—	—	—	(122)	(122)	—
Current financial assets	524	—	588	—	827	130	1,809	—	12,380	14,319	14,319
Trade receivables (Note 14)	1	—	587	—	—	—	588	—	8,181	8,769	6,220
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,549)	(2,549)	—
Other current financial assets (Note 15)	523	—	1	—	827	130	1,221	—	1,144	2,495	2,495
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,604	5,604	5,604
Total	1,274	—	745	424	3,785	489	5,739	—	14,730	20,958	20,958